Income Taxes - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes			21.00%	21.00%	35.00%
Decrease in net deferred tax liability resulting from the changes in the Tax Cuts and Jobs Act of 2017			$ 0	$ 0	$ 24,000,000
Cash payments for income taxes			163,000,000	$ 106,000,000	$ 217,000,000
Tax Cuts and Jobs Act implementation complete				true
Charge for valuation allowance
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets			$ 0	$ 0
Tax Cuts and Jobs Act of 2017
Income Tax Reconciliation [Line Items]
Decrease in net deferred tax liability resulting from the changes in the Tax Cuts and Jobs Act of 2017		$ 24,000,000
Tax Cuts and Jobs Act of 2017 | Subsequent Event
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes	21.00%